Current and Noncurrent Accrued and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Summary of Current and Noncurrent Accrued and Other Liabilities

	December 31,
	2015	2014
	(In Thousands)
Accrued interest	$14,784	$13,888
Accrued death and other executive benefits	4,604	5,417
Accrued payroll and benefits	4,521	3,592
Series E redeemable preferred - embedded derivative	3,308	—
Accrued health and worker compensation insurance claims	2,996	2,933
Customer deposits	2,130	5,564
Other	16,251	11,681
	48,594	43,075
Less noncurrent portion	8,786	6,649
Current portion of accrued and other liabilities	$39,808	$36,426